RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of other receivables related party
			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Xiaodong Chen	CEO		$—	$3
Blue Hat Fujian	Shareholders’ investment company	Disposal consideration	1,388,643	1,559,671
Blue Hat Pingxiang	Shareholders’ investment company	Disposal consideration	38,496	39,070
Fujian Blue Hat Interactive Entertainment Technology Co., Ltd. Fuzhou Branch	Shareholders’ investment company	Other receivable	1,587	—
Fujian Lanyuncanghai Technology Co., Ltd	Shareholders’ investment company	Other receivable	337,935	342,979
Total			$1,766,661	$1,941,723

Schedule of other payables related party
			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Tao Fan	The brother of COO	loans	600,885	—
Xiaodong Chen	CEO	Lease and other payable	$971	$—
Total			$601,856	$—

Schedule of long term loan related party
			December 31,	December 31,
Name of Related Party	Relationship -	Nature	2024	2023

Xiaodong Chen	CEO	Borrowing	$770,155	$831,155
Bequtiful Jade Ltd	Shareholders’ investment company	Attorney fee	3,795	3,795
Total			$773,950	$834,950